Convertible Notes Offering and Capped Call	12 Months Ended
Apr. 30, 2026
Borrowing costs [Abstract]
Convertible Notes Offering and Capped Call [Text Block]

11. Convertible Notes Offering and Capped Call

Convertible Notes & Derivative Liabilities

Convertible Notes
Balance as of April 30, 2025	-
Initial Recognition	246,343
Less: Deferred Transaction Costs	(13,387)
Accretion Expense	4,399
Balance as of April 30, 2026	237,355

Derivative Liabilities
Balance as of April 30, 2025	-
Initial Recognition	53,657
Change in fair value	(4,175)
Balance as of April 30, 2026	49,482

In November 2025, the Company issued $300,000 of convertible Notes via private placement. The Company received $286,613 after commissions, fees and transaction costs of $13,387. The transaction costs are included in the amortized value of the host contract and amortized over the life of the Notes using the effective interest method. The Notes pay interest semi-annually at a rate of 5% per annum commencing on July 15, 2026, and mature on January 15, 2031. The holders of the Notes may convert their Notes in shares, cash or a combination thereof at the Company's discretion, under the following circumstances: (1) the closing sale price of the Company's shares exceeds 130% of the conversion price of $5.84 per share for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the immediately preceding quarter, and only in the following quarter (the "Share Price Threshold"); (2) the trading price per $1 principal amount of the Note is equal to or less than 98% of the product of the closing sale price of the Company's common shares and the applicable conversion rate; (3) the Notes are called for redemption by the Company; or (4) after October 15, 2030. The conversion rate is 171.3062 common shares per $1 principal amount of notes which represents a conversion price of approximately USD$5.84 per share.

Upon conversion the Company may settle the obligation, at its sole discretion, in either common shares, in cash at an equivalent value or in a combination of both.

The Company may redeem for cash all or any portion of the Notes on or after January 22, 2029, but only if the Vizsla Silver stock price reaches at least 130% of the conversion price for 20 out of the previous 30 consecutive trading days. The Share Price Threshold was not met during the year ended

April 30, 2026. The redemption price represents 100% of the principal amount of the Notes, plus accrued and unpaid interest. The Notes contain a make-whole provision such that, in the event of a redemption, the conversion price is adjusted to ensure no loss to the Note holders. Upon the occurrence of specified corporate transactions, such as a change of control, major corporate transaction, or liquidation, and the Company must offer to repurchase all or part of the outstanding Notes for cash.

The Notes mature on January 15, 2031 and has an effective interest rate of 10.59%. Any Notes not converted, repurchased or redeemed prior to the maturity date will have their principal amount repaid by Vizsla Silver in cash at maturity.

Under IFRS 9, Financial Instruments, the conversion and redemption features ("Derivative Liability") embedded in the Notes are bifurcated from the host debt and recognized as derivative liabilities because they are not closely related to the host and may be settled in cash, shares, or a combination thereof. The derivative liabilities are measured at fair value on initial recognition and at each reporting date, with changes recognized in profit or loss. The host debt is recognized at the residual amount, after allocating fair value to the embedded derivatives and deducting transaction costs and is subsequently measured at amortized cost using the effective interest method.

At inception, the embedded derivative used a market calibration approach based on the observable traded price of the convertible notes. Under this approach, the fair value of the embedded derivative was determined using a valuation model calibrated to the market price of the instrument. The host debt component was then measured as the residual amount, representing the difference between the observed fair value of the convertible notes and the fair value attributed to the embedded derivative.

Subsequently the approach is to fair value debt using calibrated credit spread and apply residual balance by subtracting the fair value of the debt from the value of the traded hybrid instrument to embedded derivative. The Derivative Liabilities are classified as a Level 3 financial instrument based on the IFRS 13, Fair Value Measurement. The following key assumptions were used in the valuation model:

	Key Assumption Inception	Key Assumption April 30, 2026
Debt traded price	103.60	102.90
Volatility Rate	45%	63%
Share price	$3.99	$3.38
Credit Spread	4.95%	4.74%

Capped Call Derivative Options

Concurrently with the issuance of the Notes, the Company purchased cash-settled call options (the "Capped Calls") with a strike price equal to initial conversion price of the Notes of $5.84 and with a cap price of $10.51, a term consistent with the term of the Notes. This transaction effectively increased the conversion price of the Notes up to $10.51 per share. The purchase price for the Capped Call transactions was approximately $47,490. The capped call options are separate transactions and do not affect the accounting for the Notes and Derivative Liability.

The Capped Calls are accounted for as a derivative asset and are remeasured at fair value through profit and loss at each reporting date. The Capped Calls are classified as a Level 3 of the fair value hierarchy under IFRS 13, Fair Value Measurement. At Inception, the Capped Calls were valued at the premium paid; subsequently they are valued using binomial option-pricing model. The key assumptions used in the valuation model at April 30, 2026, used in valuation of the conversion option are:

Key Assumption April 30, 2026
Maturity Date	January 15, 2031
Strike Price	$5.84
Cap	$10.51
Share price	$3.38
Volatility Rate	63%
Risk free rate	4.00%

As at April 30, 2026, the fair value of the Capped Calls was $27,016, resulting in a fair value loss of $20,455 that has been recognized in Finance Costs (Note 16) for the year ended April 30, 2026.